UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA Ohio Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Ohio Municipal Money Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2003


CMA Ohio
Municipal Money Fund


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Ohio Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 2003, CMA Ohio Municipal Money Fund paid shareholders a net annualized yield of .90%.* As of March 31, 2003, the Fund's 7-day yield was .65%.


Economic Environment
During the six-month period ended March 31, 2003, the state of Ohio continued to struggle as economic activity remained weak. The manufacturing industry stayed stagnant with no sign of a turnaround. The financial services industry and government provided some employment stability, although job growth in these areas has ended. As a result of weak labor markets, unemployment in the state has been on the rise, while the loss of high-paying manufacturing jobs has strained household balance sheets. Job layoffs have also been mounting in the retail trade industry as prolonged economic weakness has undermined consumer confidence, which is restraining consumer spending. However, strong performance by Ohio's export sector has softened the blow of the manufacturing recession.

Despite this prolonged decline in economic activity, the state still managed to generate a 5.8% increase in total revenues to $15 billion for nine months of fiscal year 2003 compared to the same period last year. This stable revenue growth allowed Ohio to avoid the need to borrow additional funds in the short-term municipal market to finance daily operations. In addition, the state's various municipalities are experiencing the effects of a sluggish economic environment as municipal issuance increased to $1.3 billion for the period.



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Investment Strategy
During the six months ended March 31, 2003, we continued to employ a neutral investment strategy. The period began with a volatile short-term municipal yield curve as interest rates on variable rate demand note (VRDN) securities outperformed those on longer-dated municipal notes. With the Fund's net assets remaining relatively stable for the first half of the period, we limited our pursuit of longer-dated municipal notes and concentrated on the attractive yields offered by VRDN securities. Our focus in pursuing longer-dated municipal notes was to maintain our holdings percentage by replacing maturing securities while selectively purchasing attractively priced municipal notes when opportunities presented themselves. This strategy proved successful. However, at the November 6, 2002 Federal Open Market Committee meeting, the Federal Reserve Board lowered the Federal Funds rate 50 basis points (.50%). This reduction in short-term interest rates forced investors to scramble to purchase a limited supply of longer-dated municipal notes as they rallied almost 40 basis points to the 1.20% level by early December 2002 and again to the 1.10% level by March 31, 2003. Yields on VRDN securities followed suit, but at a slower pace.

At the beginning of January 2003, the Fund experienced its seasonal increase in subscriptions. With municipal note yield levels at historical lows and the short-term municipal yield curve extremely flat, we concentrated on meeting new subscriptions by purchasing VRDN securities. This investment strategy was utilized for the remainder of the period as a limited amount of attractive opportunities existed in longer-dated municipal note offerings. In addition, with the Middle East conflict unfolding and domestic economic activity neutralized by the hostilities, there continued to be a limited amount of investment opportunities in the short-term municipal market. We allowed the Fund's average life to decline from the 55-day range to the 40-day range by the end of the period. The Fund continued to perform well in a challenging market environment and despite historically low yield levels, the Fund offered an attractive tax-exempt yield compared to its taxable counterparts.


Going forward, we will continue to pursue a neutral investment strategy to the short-term municipal market. With yields on longer-dated municipal notes at historical lows, the incentive to pursue such issues has been limited. We are observing the Middle East conflict and its effects on the domestic economy as well as the Federal Reserve Board's reaction as we pursue our investment strategy. With the April tax season, we anticipate there will be attractive investment opportunities in the short-term municipal market. In addition, as the various municipalities begin their budget processes and address the impact that the weak economy is having on their revenue base, we will continue to monitor the credit quality of the Fund, while pursuing attractive yield opportunities when they exist.


In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the future.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Kevin A. Schiatta)
Kevin A. Schiatta
Portfolio Manager



April 14, 2003




CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                                                 (IN THOUSANDS)

                    Face
State              Amount                                   Issue                                                    Value
Ohio--100.1%     $ 7,595   ABN Amro Munitops Certificates Trust Revenue Bonds, South-Western City School
                           District, Ohio, VRDN, Series 2001-7, 1.18% due 12/01/2007 (a)(c)                       $   7,595
                   4,930   ABN Amro Munitops Certificates Trust, Westerville Ohio City School District,
                           VRDN, Series 2001-3, 1.18% due 6/01/2009 (c)(e)                                            4,930
                   1,945   Allen County, Ohio, GO, BAN, 1.78% due 9/10/2003                                           1,947
                   2,460   Ashland, Ohio, GO, Improvement Notes, 2.50% due 7/01/2003                                  2,464
                   2,000   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County
                           Medical Center Project), VRDN, 1.22% due 12/01/2007 (c)                                    2,000
                     375   Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT, 1.40%
                           due 6/01/2005 (c)                                                                            375
                           Barberton, Ohio, GO, Improvement Notes:
                   2,000      2.70% due 4/17/2003                                                                     2,000
                   4,155      2% due 12/04/2003                                                                       4,170
                   5,000   Brookville, Ohio, Local School District, GO, BAN, 1.83% due 7/15/2003                      5,006
                  10,245   Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 1.17%
                           due 9/01/2020 (c)                                                                         10,245
                           Cincinnati, Ohio, City School District, GO:
                   8,000      BAN, 2.25% due 9/11/2003                                                                8,028
                   3,900      PUTTERS, VRDN, Series 315, 1.25% due 6/01/2010 (c)(d)                                   3,900
                           Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital Asset Inc.
                           Pooled Loan), VRDN (c):
                   3,440      1.65% due 6/01/2028                                                                     3,440
                   3,075      1.25% due 7/01/2029                                                                     3,075
                   4,900   Clinton County, Ohio, Hospital Revenue Refunding Bonds (Memorial Hospital Project),
                           VRDN, Series A-1, 1.25% due 8/01/2022 (c)                                                  4,900
                   8,656   Clipper Tax-Exempt Trust, Ohio, HFA, Residential, VRDN, AMT, Series 2000-4, 1.40%
                           due 12/23/2003 (c)                                                                         8,656
                   3,221   Coshocton County, Ohio, GO, Refunding, Water Line and Sewer Improvement Notes, 2.80%
                           due 4/17/2003                                                                              3,222
                   2,550   Coshocton, Ohio, Water System Improvement Notes, GO, 1.75% due 2/26/2004                   2,560
                   4,750   Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                           VRDN, 1.25% due 6/01/2022 (c)                                                              4,750
                   3,000   Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 1.17% due
                           7/01/2031 (c)                                                                              3,000
                   3,820   Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                           Facilities), VRDN, 1.20% due 7/01/2012 (c)                                                 3,820
                   5,000   Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                           System), VRDN, 1.17% due 11/01/2030 (c)                                                    5,000
                           Cuyahoga County, Ohio, IDR, Refunding, VRDN (c):
                     925      (Curtiss Wright Project), 1.20% due 12/01/2008                                            925
                   2,390      (Parma Care Center Inc. Project), AMT, 1.25% due 12/01/2011                             2,390
                           Cuyahoga County, Ohio, IDR, VRDN (c):
                     455      (Athens Pastries Inc. Project), AMT, 1.35% due 6/03/2009                                  455
                     225      (Erieview Metal Treating Project), 1.35% due 5/05/2010                                    225
                   3,700      (King Nut Project), AMT, 1.35% due 5/01/2021                                            3,700



Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                   Issue                                                    Value
Ohio             $ 2,200   Darke County, Ohio, Real Estate, GO, BAN, 2.30% due 7/16/2003                          $   2,203
(continued)                Dayton, Ohio, BAN:
                   1,200      2% due 5/29/2003                                                                        1,201
                   4,000      GO, 2% due 12/18/2003                                                                   4,020
                   3,300   Dover, Ohio, Improvement Notes, GO, Series A, 2.85% due 4/10/2003                          3,300
                   1,850   Dover, Ohio, Municipal Electric System Improvement Notes, GO, 1.75% due 1/15/2004          1,857
                   4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                           Class 3501, 1.23% due 1/01/2021 (c)                                                        4,000
                           Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                           Series 95 (c):
                  15,000      Class 3501, 1.23% due 7/01/2015                                                        15,000
                   5,800      Class 3502, 1.23% due 7/01/2015                                                         5,800
                   2,500   Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 1.20%
                           due 5/01/2007 (c)                                                                          2,500
                   1,500   Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 1.29%
                           due 4/01/2007 (c)                                                                          1,500
                   2,075   Geauga County, Ohio, GO, BAN, 1.75% due 12/11/2003                                         2,079
                     700   Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 1.35% due 9/01/2016 (c)       700
                           Hamilton County, Ohio, EDR, VRDN (c):
                     346      (Cincinnati Performing Arts), 1.17% due 6/15/2005                                         346
                   4,800      (The Contemporary Arts Center), 1.15% due 11/01/2021                                    4,800
                   4,250   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity
                           Senior Care), VRDN, 1.20% due 8/01/2027 (c)                                                4,250
                  12,250   Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 1.15% due 12/01/2026 (c)       12,250
                   1,300   Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT, 1.35%
                           due 6/01/2014 (c)                                                                          1,300
                   6,050   Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                           AMT, Series A, 1.22% due 1/01/2031 (c)                                                     6,050
                   4,500   Harrison, Ohio, Sewer System Improvement, GO, BAN, 2% due 9/18/2003                        4,515
                     855   Henry County, Ohio, GO, BAN, 2.125% due 3/25/2004                                            863
                     895   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 1.35% due 12/01/2014 (c)            895
                   3,220   Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 1.20% due
                           12/01/2016 (c)                                                                             3,220
                   3,750   Independence, Ohio, Local School District, GO, BAN, 2.50% due 4/14/2003                    3,751
                   2,350   Kalida, Ohio, Local School District, GO, BAN, 2.125% due 6/11/2003                         2,354
                  10,500   Kenston, Ohio, Local School District, GO, BAN, 2% due 5/21/2003                           10,512
                   4,070   Kent, Ohio, GO, BAN, 1.90% due 12/02/2003                                                  4,081
                   5,000   Kettering, Ohio, City School District, GO, BAN, 2% due 6/25/2003                           5,010
                   1,800   Lake County, Ohio, BAN, 2.50% due 4/18/2003                                                1,800
                   1,300   Lakewood, Ohio, GO, BAN, 2.50% due 5/16/2003                                               1,301
                   2,180   Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 1.35% due
                           11/01/2021 (c)                                                                             2,180
                   1,895   Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 1.22%
                           due 5/01/2010 (c)                                                                          1,895
                           Lucas County, Ohio, Hospital Revenue Bonds, VRDN (c):
                     100      (Sunshine Children's Home Project), 1.20% due 12/01/2007                                  100
                   1,455      (Sunshine Inc.--Northwest Ohio Project), 1.20% due 6/02/2014                            1,455
                   1,920   Lucas County, Ohio, IDR (Reichert Stamping Company Project), VRDN, AMT, 1.34% due
                           7/15/2006 (c)                                                                              1,920
                   2,270   Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 1.35%
                           due 12/01/2032 (c)                                                                         2,270



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                   Issue                                                    Value
Ohio             $ 3,720   Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
(continued)                1.20% due 2/01/2017 (c)                                                                $   3,720
                   3,500   Mansfield, Ohio, GO, BAN, 2.56% due 4/30/2003                                              3,501
                   3,500   Mansfield, Ohio, Justice Center, GO, BAN, 1.70% due 3/04/2004                              3,517
                   7,100   Mason, Ohio, EDR (Cedar Village Project), VRDN, 1.16% due 12/01/2017 (c)                   7,100
                   1,430   Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 1.35% due 11/01/2018 (c)       1,430
                   1,350   Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 1.35% due
                           9/01/2012 (c)                                                                              1,350
                   3,317   Middletown, Ohio, GO, BAN, 2.50% due 5/21/2003                                             3,321
                   3,925   Monroe, Ohio, Water System Improvement Revenue Refunding Bonds, BAN, 2.25% due
                           9/02/2003                                                                                  3,939
                   2,500   Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 1.20%
                           due 4/01/2011 (c)                                                                          2,500
                           Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
                   2,650      (Kettering Affiliated Project), 1.30% due 5/01/2022                                     2,650
                   1,765      (South Community Inc. Project), 1.20% due 9/01/2014                                     1,765
                   1,815   Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                           1.40% due 12/01/2013 (c)                                                                   1,815
                   7,240   Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                           Apartments), VRDN, AMT, 1.24% due 12/01/2027 (c)                                           7,240
                  10,000   Montgomery County, Ohio, Miami Valley Hospital, CP, Series 1998B, 1.08% due 4/08/2003     10,000
                     800   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                           Series A, 1.15% due 11/15/2022 (c)                                                           800
                   1,000   Montpelier, Ohio, Exempt Village School District, GO, BAN, 1.79% due 6/18/2003             1,001
                   2,000   Morrow County, Ohio, County Services Facilities, GO, BAN, 2.50% due 7/23/2003              2,005
                  15,610   Municipal Securities Trust Certificates Revenue Refunding Bonds (Ohio State Turnpike
                           Commission), VRDN, Series 2000-104, Class A, 1.20% due 11/14/2017 (b)(c)                  15,610
                           North Baltimore, Ohio, Local School District, GO, BAN:
                   3,295      2.95% due 4/10/2003                                                                     3,296
                   2,835      2% due 12/18/2003                                                                       2,850
                   1,215   Northeastern, Ohio, Local School District, GO, BAN, 2.36% due 6/26/2003                    1,216
                   2,460   Northridge, Ohio, Local School District, Montgomery County, GO, BAN, 2% due 6/05/2003      2,463
                     350   Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 1.40% due 10/01/2003 (c)                     350
                  11,000   Ohio HFA, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-187, 1.27% due 9/01/2007 (c)        11,000
                   5,300   Ohio State Air Quality Development Authority, PCR (Ohio Edison Company), VRDN, AMT,
                           Series C, 1.25% due 9/01/2018 (c)                                                          5,300
                           Ohio State Air Quality Development Authority, PCR, Refunding, VRDN (c):
                   1,800      (Ohio Edison Company), Series C, 1.15% due 6/01/2023                                    1,800
                   2,800      (Toledo Edison Company Project), Series A, 1.15% due 4/01/2024                          2,800
                   3,300   Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                           Gas and Electric), VRDN, Series A, 1.15% due 9/01/2030 (c)                                 3,300
                   9,000   Ohio State Environmental Improvement Revenue Bonds, Ohio Water Development (Mead
                           Corporation Project), VRDN, AMT, 1.25% due 3/01/2023 (c)                                   9,000
                   9,640   Ohio State, GO, PUTTERS, VRDN, Series 306, 1.22% due 11/01/2018 (c)                        9,640
                   2,260   Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                           Nazareth College Project), VRDN, 1.20% due 9/01/2009 (c)                                   2,260



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                   Issue                                                    Value
Ohio             $ 2,360   Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds
(continued)                (Pooled Financing), VRDN, 1.30% due 12/01/2016 (c)                                     $   2,360
                   2,700   Ohio State, IDR (University Forest Products Project), VRDN, AMT, 1.37% due
                           10/01/2020 (c)                                                                             2,700
                           Ohio State Solid Waste Facilities Revenue Bonds (PEL Technologies LLC), VRDN,
                           AMT (c):
                   3,000      Series A-3, 1.25% due 12/01/2027                                                        3,000
                   1,000      Series A-7, 1.25% due 12/01/2027                                                        1,000
                           Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project), VRDN,
                           AMT (c):
                   1,700      1.20% due 2/01/2033                                                                     1,700
                   8,000      1.20% due 8/01/2034                                                                     8,000
                   3,000   Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds (American
                           Steel & Wire Corporation), VRDN, AMT, 1.22% due 9/01/2025 (c)                              3,000
                   6,000   Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds (PEL
                           Technologies Project), VRDN, AMT, 1.25% due 7/01/2027 (c)                                  6,000
                   2,045   Perrysburg, Ohio, GO, BAN, 2.55% due 5/29/2003                                             2,047
                           Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
                   8,250      (Commercial Turf Products Ltd. Project), AMT, 1.24% due 5/01/2022                       8,250
                     995      (John E. Susong Project), Series B, 1.35% due 5/02/2016                                   995
                   1,040      (NCSP L.P. Project), AMT, 1.40% due 7/01/2014                                           1,040
                           Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (c):
                   1,540      (John E. Susong Project), Series A, 1.35% due 5/02/2011                                 1,540
                   1,915      (PM Properties One Ltd.), AMT, 1.40% due 11/01/2012                                     1,915
                     600   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                           VRDN, 1.30% due 12/01/2010 (c)                                                               600
                           Ross, Ohio, Local School District, GO, BAN:
                   3,125      2% due 6/05/2003                                                                        3,129
                   4,950      2% due 6/05/2003                                                                        4,958
                   3,150   Rossford, Ohio, Various Purpose, GO, BAN, 2.75% due 6/24/2003 (d)                          3,156
                   1,910   Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN, AMT,
                           Series A, 1.35% due 9/01/2007 (c)                                                          1,910
                   2,395   Sandusky, Ohio, Various Purpose, GO, 2.50% due 7/24/2003                                   2,401
                   1,645   Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good Shepherd Home
                           Project), VRDN, 1.20% due 10/01/2017 (c)                                                   1,645
                   1,575   Solon, Ohio, Fire Station, GO, BAN, 2% due 12/11/2003                                      1,582
                     160   Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 1.35% due 11/01/2004 (c)                      160
                   2,000   Springboro, Ohio, GO, BAN, 2.60% due 5/29/2003                                             2,002
                     245   Stark County, Ohio, IDR (Superior Dairy Inc. Project), VRDN, AMT, 1.40% due
                           5/01/2003 (c)                                                                                245
                     950   Stark County, Ohio, IDR (Wilkof-Morris Project), VRDN, AMT, 1.35% due 1/01/2010 (c)          950
                   1,315   Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 1.29%
                           due 2/01/2010 (c)                                                                          1,315
                   2,750   Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc.
                           Project), VRDN, AMT, 1.35% due 12/01/2011 (c)                                              2,750
                           Summit County, Ohio, IDR:
                     950      (Ace Precision Industries Inc. Project), VRDN, 1.29% due 7/01/2014 (c)                    950
                     732      (Austin Printing Company Inc. Project), VRDN, AMT, 1.29% due  8/01/2006 (c)               732
                     400      (Steffen Bookbinders Project), VRDN, AMT, 1.29% due 11/01/2004 (c)                        400
                   1,025      (Texler Inc. Project), AMT, 2.20% due 5/01/2003                                         1,025
                     965      (Waldonia Investment Project), VRDN, AMT, 1.35% due 7/01/2018 (c)                         965



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                   Issue                                                    Value
Ohio             $ 1,325   Tiffin, Ohio, Sanitation Sewer Improvement Notes, GO, Series 2, 2% due 12/11/2003      $   1,330
(concluded)        4,350   Toledo, Ohio, City School District, GO, BAN, 2% due 7/23/2003                              4,362
                   2,915   Trumbull County, Ohio, IDR (ATD Corporation Project), VRDN, AMT, 1.35% due
                           8/01/2010 (c)                                                                              2,915
                   1,300   Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 1.30%
                           due 11/01/2006 (c)                                                                         1,300
                   4,400   University of Toledo, Ohio, General Receipts, Revenue Refunding Bonds, VRDN, 1.20%
                           due 6/01/2032 (b)(c)                                                                       4,400
                     825   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 1.29% due
                           5/01/2016 (c)                                                                                825
                   1,120   Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon),
                           VRDN, 1.35% due 4/01/2011 (c)                                                              1,120
                   2,650   Wauseon, Ohio, GO, BAN, 2.35% due 11/26/2003                                               2,660
                   2,000   West Chester Township, Ohio, Road Improvement Notes, GO, Refunding, 2.75% due
                           6/18/2003                                                                                  2,004
                   5,000   West Muskingum, Ohio, Local School District, GO, BAN, 2% due 6/19/2003                     5,008
                   4,205   Williams County, Ohio, IDR (20/20 Custom Molded Project), VRDN, AMT, 1.29% due
                           11/01/2012 (c)                                                                             4,205
                   1,335   Williams County, Ohio, Various Purpose, GO, 2.95% due 5/08/2003                            1,336
                   1,505   Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 1.40% due
                           6/01/2009 (c)                                                                              1,505
                   1,005   Wilmington, Ohio, GO, Refunding, BAN, 1.75% due 5/01/2003                                  1,006
                   2,485   Wood County, Ohio, EDR (Great Lakes Window Project), AMT, 1.90% due 6/01/2003              2,485
                           Wood County, Ohio, IDR, VRDN, AMT (c):
                     380      (Centaur Tool and Die Inc. Project), 1.29% due 8/01/2010                                  380
                   2,000      (Jerl Machine Project), 1.27% due 9/01/2016                                             2,000
                     820   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 1.29% due
                           5/01/2010 (c)                                                                                820
                   7,198   Youngstown, Ohio, City School District, GO, BAN, 2.75% due 4/10/2003                       7,199
                     705   Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc. Project),
                           VRDN, AMT, 1.40% due 9/01/2004 (c)                                                           705

                           Total Investments (Cost--$474,582*)--100.1%                                              474,582
                           Liabilities in Excess of Other Assets--(0.1)%                                              (315)
                                                                                                                 ----------
                           Net Assets--100.0%                                                                    $  474,267
                                                                                                                 ==========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(d)FSA Insured.
(e)MBIA Insured.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003

Assets:
Investments, at value (identified cost--$474,581,910)                                                       $   474,581,910
Cash                                                                                                                250,990
Interest receivable                                                                                               2,291,517
Prepaid registration fees and other assets                                                                          316,930
                                                                                                            ---------------
Total assets                                                                                                    477,441,347
                                                                                                            ---------------

Liabilities:
Payables:
  Securities purchased                                                                    $     2,849,572
  Investment adviser                                                                              203,472
  Distributor                                                                                      79,145         3,132,189
                                                                                          ---------------
Accrued expenses and other liabilities                                                                               41,780
                                                                                                            ---------------
Total liabilities                                                                                                 3,173,969
                                                                                                            ---------------

Net Assets                                                                                                  $   474,267,378
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $    47,426,738
Paid-in capital in excess of par                                                                                426,840,640
                                                                                                            ---------------
Net Assets--Equivalent to $1.00 per share based on 474,267,379 shares of beneficial
interest outstanding                                                                                        $   474,267,378
                                                                                                            ===============

See Notes to Financial Statements.




CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003

Investment Income:
Interest and amortization of premium and discount earned                                                    $     7,346,175

Expenses:
Investment advisory fees                                                                  $     2,312,178
Distribution fees                                                                                 576,439
Accounting services                                                                               100,607
Transfer agent fees                                                                                61,087
Professional fees                                                                                  52,719
Registration fees                                                                                  23,254
Printing and shareholder reports                                                                   19,444
Pricing fees                                                                                       16,560
Custodian fees                                                                                     10,129
Trustees' fees and expenses                                                                         4,198
Other                                                                                              13,244
                                                                                          ---------------
Total expenses                                                                                                    3,189,859
                                                                                                            ---------------
Investment income--net                                                                                            4,156,316
                                                                                                            ---------------

Net Increase in Net Assets Resulting from Operations                                                        $     4,156,316
                                                                                                            ===============

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2003               2002
Operations:
Investment income--net                                                                    $     4,156,316   $     8,509,082
Realized gain on investments--net                                                                      --             4,749
                                                                                          ---------------   ---------------
Net increase in net assets resulting from operations                                            4,156,316         8,513,831
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders:
Investment income--net                                                                        (4,156,316)       (8,509,082)
Realized gain on investments--net                                                                 (2,228)                --
                                                                                          ---------------   ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders         (4,158,544)       (8,509,082)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                            1,437,175,679     1,543,145,639
Value of shares issued to shareholders in reinvestment of dividends and distributions           4,158,280         8,509,093
                                                                                          ---------------   ---------------
                                                                                            1,441,333,959     1,551,654,732
Cost of shares redeemed                                                                   (1,421,260,736)   (1,559,404,011)
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets derived from beneficial interest transactions            20,073,223       (7,749,279)
                                                                                          ---------------   ---------------

Net Assets:
Total increase (decrease) in net assets                                                        20,070,995       (7,744,530)
Beginning of year                                                                             454,196,383       461,940,913
                                                                                          ---------------   ---------------
End of year                                                                               $   474,267,378   $   454,196,383
                                                                                          ===============   ===============

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                   For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2003         2002         2001         2000          1999
Per Share Operating Performance:
Net asset value, beginning of year                            $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              ---------    ---------    ---------    ---------    ---------
Investment income--net                                              .01          .02          .03          .03          .03
Realized gain on investments--net                                    --         --++           --         --++           --
                                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations                                    .01          .02          .03          .03          .03
                                                              ---------    ---------    ---------    ---------    ---------

Less Dividends and Distributions:
Investment income--net                                            (.01)        (.02)        (.03)        (.03)        (.03)
Realized gain on investments--net                                  --++           --           --           --           --
                                                              ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                                 (.01)        (.02)        (.03)        (.03)        (.03)
                                                              ---------    ---------    ---------    ---------    ---------
Net asset value, end of year                                  $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              =========    =========    =========    =========    =========

Total Investment Return                                            .90%        1.81%        3.49%        2.89%        2.85%
                                                              =========    =========    =========    =========    =========

Ratios to Average Net Assets:
Expenses                                                           .69%         .70%         .70%         .69%         .71%
                                                              =========    =========    =========    =========    =========
Investment income--net                                             .90%        1.83%        3.43%        2.85%        2.80%
                                                              =========    =========    =========    =========    =========

Supplemental Data:
Net assets, end of year (in thousands)                        $ 474,267    $ 454,196    $ 461,941    $ 432,473    $ 402,370
                                                              =========    =========    =========    =========    =========


++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $9,471 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:


                                      3/31/2003         3/31/2002
Distributions paid from:
   Tax-exempt income               $   4,156,316      $   8,509,082
   Ordinary income                         2,228                 --
                                   -------------      -------------
Total distributions                $   4,158,544      $   8,509,082
                                   =============      =============


As of March 31, 2003, there were no significant differences between the book and tax components of net assets.




CMA OHIO MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of CMA Ohio Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Ohio Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Ohio Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003




CMA OHIO MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid by CMA Ohio
Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable per share distribution paid by the Fund during the taxable year end:


Record              Payable        Ordinary
Date                  Date          Income

6/12/2002          6/12/2002       $.000005


Please retain this information for your records.




CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                            Number of
                                                                                            Portfolios       Other
                                                                                             in Fund       Director-
                      Position(s)   Length                                                   Complex         ships
                          Held     of Time                                                 Overseen by      Held by
Name, Address & Age    with Fund    Served    Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Interested Trustee

Terry K. Glenn*        President    1999 to   President and Chairman of Merrill Lynch        118 Funds      None
P.O. Box 9011          and          present   Investment Managers, L.P. ("MLIM")/Fund        162 Portfolios
Princeton,             Trustee      and       Asset Management, L.P. ("FAM")-Advised
NJ 08543-9011                       1988 to   Funds since 1999; Chairman (Americas
Age: 62                             present   Region) of MLIM from 2000 to 2002; Executive
                                              Vice President of MLIM and FAM (which
                                              terms as used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. from 1985 to 2002.



*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                            Number of
                                                                                            Portfolios       Other
                                                                                             in Fund       Director-
                      Position(s)   Length                                                   Complex         ships
                          Held     of Time                                                 Overseen by      Held by
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Independent Trustees

Ronald W. Forbes       Trustee      1988 to   Professor Emeritus of Finance, School of       45 Funds       None
P.O. Box 9095                       present   Business, State University of New York at      51 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant,
Age: 62                                       Urban Institute from 1995 to 1999.


Cynthia A. Montgomery  Trustee      1994 to   Professor, Harvard Business School since       45 Funds       Unum
P.O. Box 9095                       present   1989; Director, Unum Provident Corporation     51 Portfolios  Provident
Princeton,                                    since 1990; Director, Newell Rubbermaid, Inc.                 Corporation;
NJ 08543-9095                                 since 1995.                                                   Newell
Age: 50                                                                                                     Rubbermaid,
                                                                                                            Inc.




CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                            Number of
                                                                                            Portfolios       Other
                                                                                             in Fund       Director-
                      Position(s)   Length                                                   Complex         ships
                          Held     of Time                                                 Overseen by      Held by
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Independent Trustees (concluded)

Charles C. Reilly      Trustee      1990 to   Self-employed financial consultant since       45 Funds       None
P.O. Box 9095                       present   1990.                                          51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan          Trustee      1992 to   Founder and Director Emeritus of The Boston    45 Funds       None
P.O. Box 9095                       present   University Center for the Advancement of       51 Portfolios
Princeton,                                    Ethics and Character; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 70                                       to 1999 and Professor Emeritus since 1999.


Roscoe S. Suddarth     Trustee      2000 to   President, Middle East Institute from 1995     45 Funds       None
P.O. Box 9095                       present   to 2001; Foreign Service Officer, United       51 Portfolios
Princeton,                                    States Foreign Service from 1961 to 1995;
NJ 08543-9095                                 Career Minister from 1989 to 1995; Deputy
Age: 67                                       Inspector General, U.S. Department of
                                              State from 1991 to 1994; U.S. Ambassador
                                              to the Hashemite Kingdom of Jordan from
                                              1987 to 1990.


Richard R. West        Trustee      1988 to   Dean Emeritus of New York University,          45 Funds       Bowne & Co.,
P.O. Box 9095                       present   Leonard N. Stern School of Business            51 Portfolios  Inc.; Vornado
Princeton,                                    Administration since 1994.                                    Operating
NJ 08543-9095                                                                                               Company;
Age: 65                                                                                                     Vornado
                                                                                                            Realty Trust;
                                                                                                            Alexander's,
                                                                                                            Inc.


Edward D. Zinbarg      Trustee      2000 to   Self-employed financial consultant since       45 Funds       None
P.O. Box 9095                       present   1994.                                          51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                      Position(s)   Length
                          Held     of Time
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke        Vice         1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011          President    present   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,             and          and       since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011          Treasurer    1999 to   since 1990.
Age: 42                             present


Kenneth A. Jacob       Senior       2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011          Vice         present   of MLIM from 1997 to 2000.
Princeton,             President
NJ 08543-9011
Age: 51


John M. Loffredo       Senior       2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011          Vice         present   of MLIM from 1998 to 2000.
Princeton,             President
NJ 08543-9011
Age: 39


Phillip S. Gillespie   Secretary    2000 to   First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                       present   from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                    associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                 LGT Asset Management, Inc. from 1997 to 1998.
Age: 39



*Officers of the Fund serve at the pleasure of the Board of Trustees.



Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Ohio Municipal Money Fund


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA Ohio Municipal Money Fund


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Ohio Municipal Money Fund


Date: May 21, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.